Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non-Current Assets
Various guarantees	$ 219	$ 603
Other long-term assets	1,873	4,263
Total	$ 2,092	$ 4,866